SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS

NOTE 18. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the unaudited consolidated financial statements were available to be issued, September 12, 2014. Except for the following, the Company has not identified any events that would have a material impact on the financial position, result of operations or cash flows of the Company as of and for the three or six months ended June 30, 2014.

Subsequent Public Offering

On July 31, 2014, the Securities and Exchange Commission declared effective the Company’s registration statement on Form S-1 registering the shares of the Company’s Class A common stock. The Class A common stock was authorized for trading on the New York Stock Exchange (“NYSE”) under the symbol “FCB.” On August 6, 2014, the Company completed the initial public offering of 7,520,000 shares of Class A common stock for $22.00 per share. Of the 7,520,000 shares sold, 4,554,045 shares were sold by the Company and 2,965,955 shares were sold by certain selling shareholders. In addition, on September 3, 2014, the Company sold an additional 720,000 shares of Class A common stock to cover the exercise of the underwriters’ over-allotment option. The Company received net proceeds of approximately $104.0 million from the offering, after deducting the underwriting discounts and commissions and estimated offering expenses. The Company did not receive any proceeds from the sale of shares by the selling shareholders. This public offering constituted a “Qualified IPO” with respect to the Company’s outstanding 2009 Warrants, outstanding 2013 Stock Incentive Plan Restricted Stock Units (“2013 RSUs”) and Option (“2013 Plan Options”) awards and contingent placement fees from the 2009 and 2010 Offerings.

Warrants

The 2009 Warrants provide the recipient a right to purchase one share of Class A common stock for an exercise price ranging between $24.24 and $28.28 per warrant. On August 6, 2014, the Company recognized $4.0 million in expense resulting from the 2009 Warrants modification as a Qualified IPO transaction was completed. The recipients can exercise the warrants with respect to one-third on the sixth, eighteenth, and thirtieth month anniversaries of August 6, 2014. As of September 12, 2014, there were 3,310,428 outstanding 2009 Warrants with an expiration date of November 12, 2019.

2013 RSUs

On August 6, 2014, the Company recognized $9.9 million in expense resulting from the 2013 Restricted Stock Units (“2013 RSUs”) as a Qualified IPO transaction was completed. The 2013 RSU Shares were delivered to the recipients on September 5, 2014 and may not be transferred by the recipient until February 6, 2015.

2013 Plan Options

On August 6, 2014, the Company recognized $5.1 in expense resulting from the 2013 Plan Options as a Qualified IPO transaction was completed. The recipients can exercise vested 2013 Plan Options with respect to one-third on the sixth, eighteenth, and thirtieth month anniversaries of August 6, 2014. As of September 12, 2014, there were 1,500,000 outstanding vested 2013 Plan Options and 670,500 outstanding 2013 Plan Options with a Three Year Vesting Period. The outstanding 2013 Plan Options have an expiration date of December 23, 2023.

2009 and 2010 Contingent Placement Fees

In 2009 and 2010, the Company paid Deutsche Bank Securities, Inc. (the “Placement Agent”) a placement fee of $16.8 million and $12.0 million, respectively, as part of the Company’s 2009 and 2010 private placement offerings (the “2009 and 2010 Offerings”). In addition to the initial private placement fees of the 2010 and 2009 Offerings, the Company was obligated to pay an additional placement fee to the Placement Agent of $10 million, related to the 2009 and 2010 private placement offerings in the event of a “Qualified IPO”. On August 6, 2014, the Company transferred the contingent fee of $10 million to the Placement Agent. The Company recorded the payment as a reduction of additional paid-in capital as the contingent fee was related to capital raising efforts.

NOTE 23. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that consolidated financial statements were available to be issued, April 29, 2014. Except for the following, the Company has not identified any events that would have a material impact on the financial position, result of operations or cash flows of the Company as of and for the period ended December 31, 2013.

On January 31, 2014, the Bank acquired all the outstanding common stock in Great Florida Bank (“GFB” or “Great Florida”). GFB had total assets of $993 million and shareholders’ equity of $15.3 million as of December 31, 2013. Holders of GFB common stock received $3.24 per share in cash for each common share owned resulting in total cash purchase price of $42.5 million. As of December 31, 2013, GFB had 25 banking locations within Southeast Florida and the Miami metropolitan area. The Company invested $125 million in the Bank at the time of the GFB transaction. The Bank is in the process of determining the allocation of the purchase price to the assets and liabilities acquired from the GFB acquisition.

On February 5, 2014, the Company granted 90,000 stock options that vest at a rate of 25% per calendar quarter in 2014 from the 2009 Option Plan to directors with a weighted average exercise price of $19.75. The options granted to Directors can be exercised within 10 years from grant date. On April 29, 2014, the Company granted 150,000 stock options with a Three Year Vesting Period from the 2009 Option Plan to employees with a weighted average exercise price of $19.75. The options granted to employees expire 10 years from grant date.

Unaudited [Member]
SUBSEQUENT EVENTS		NOTE 24. SUBSEQUENT EVENTS (UNAUDITED) On June 13, 2014, the Company changed its name to FCB Financial Holdings, Inc.